[Janus Henderson Letterhead]

May 3, 2022

EDGAR Operations Branch

Securities and Exchange Commission (the “SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Clayton Street Trust (the “Registrant”)
1933	Act File No. 333-208542
1940	Act File No. 811-23121

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectus and Statement of Additional Information (“SAI”) from the forms of the Prospectus and SAI that were filed in Post-Effective Amendment No. 15 (“PEA No. 15”) on April 29, 2022, pursuant to Rule 485(b) under the 1933 Act for all currently effective series of the Registrant, and all share classes thereof.

2. The text of PEA No. 15 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen
Cara Owen
Assistant Secretary of the Registrant

Enclosures (via EDGAR only)

cc:	Byron Hittle, Esq.

Eric Purple, Esq.